Capital Expenditures	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Capital Expenditures
2.5.5 Capital Expenditures
In accordance with IAS 38, the Group does not capitalize its research and development expenses until the Group receives marketing authorization for the applicable product candidates. Research and development expenditures incurred during the interim period were accounted for as operating expenses.